Share-based payments reserve (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 2,500	$ 2,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	500	700
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 1,500	$ 1,000
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	6,742,580	5,997,632